Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Sep. 30, 2024
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	shorter of the lease term and the remaining useful life
Machinery [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	10 years
Electric equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Office equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	4 years
Leasehold improvement cost [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Minimum [Member] | Electric equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Leasehold improvement cost [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Electric equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Leasehold improvement cost [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years